Securities Act Registration No. 333-108394

Investment Company Act Reg. No. 811-21422

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 19	☒
(Check appropriate box or boxes.)

___________________________________

ZIEGLER CAPITAL MANAGEMENT INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

20 North Clark Street
34th Floor
Chicago, Illinois	60602-4109
(Address of Principal Executive Offices)	(Zip Code)

(312) 368-1442

(Registrant’s Telephone Number, including Area Code)

Margaret M. Baer

Ziegler Lotsoff Capital Management, LLC

20 North Clark Street

34th Floor

Chicago, Illinois 60602-4109

(Name and Address of Agent for Service)

Copy to:

Peter D. Fetzer

Foley & Lardner LLP

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

It is proposed that this filing become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a) (1)

☐ on (date) pursuant to paragraph (a) (1)

☐ 75 days after filing pursuant to paragraph (a) (2)

☐ on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 18 to the Registration Statement of Ziegler Capital Management Investment Trust (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 17 on Form N-1A filed January 30, 2013. This PEA No. 18 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in the Prospectus filed on January 30, 2013.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 19th day of February, 2013.

ZIEGLER CAPITAL MANAGEMENT INVESTMENT TRUST

(Registrant)

By: /s/ Scott A. Roberts

Scott A. Roberts, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ Scott A. Roberts Scott A. Roberts	President (Principal Executive Officer)	February 19, 2013
/s/ John Chrystal John Chrystal	Trustee	February 19, 2013
/s/ Albert J. DiUlio, S.J. Albert J. DiUlio, S.J.	Trustee	February 19, 2013
/s/ David S. Krause David S. Krause	Trustee	February 19, 2013
/s/ Harry E. Resis Harry E. Resis	Trustee	February 19, 2013
/s/ Margaret M. Baer Margaret M. Baer	Trustee, Secretary and Treasurer (Principal Financial and Accounting Officer)	February 19, 2013

EXHIBIT INDEX

Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE